Accrued compensation and benefits (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Dec. 31, 2012 Severance Benefits [Member]	Dec. 31, 2011 Severance Benefits [Member]	Dec. 31, 2012 Severance Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Severance Benefits [Member] 2011 Restructuring Plan [Member] President And Chief Executive Officer [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits						$ 0	$ 1,774,000	$ 0	$ 200,000
Other accrued compensation and benefits	580,000		716,000
Accrued compensation and benefits	2,354,000	218,000	716,000
Personnel-related termination costs	1,700,000			800,000	900,000
Number of monthly severance payments employee to receive			12
Liability recorded in connection with severance agreement	700,000
Summarizes activity related to accrued severance benefits [Abstract]
Balance at beginning of period						0	1,774,000	1,544,000	200,000
Net charges paid								(1,544,000)
Balance at end of period						0	1,774,000	0	200,000
Accrued bonus included in other accrued compensation and benefits	$ 400,000		$ 700,000